FINANCIAL RISK MANAGEMENT (Financial assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Financial assets [abstract]
Receivables	$ 153,527		$ 406,370
Derivative financial instruments	1,572		1,196
Trade receivables	918,438		950,569
Other investments	816,157		215,273
Cash and cash equivalents	537,882	[1]	519,965	[1]	$ 250,541	[1]	$ 337,779
Total Assets	2,427,576		2,093,373
Financial liabilities [abstract]
Other liabilities	86,070		88,403
Trade payables	1,004,216		836,204
Derivative financial liabilities	6,358		3,024
Finance lease liabilities	294,103		338,765		$ 73,828
Borrowings	1,722,893		2,188,674
Total Liabilities	3,113,640		3,455,070
Liabilities at fair value through profit or loss
Financial liabilities [abstract]
Other liabilities	0		0
Trade payables	0		0
Derivative financial liabilities	6,358		3,024
Finance lease liabilities	0		0
Borrowings	0		0
Total Liabilities	6,358		3,024
Amortized cost
Financial liabilities [abstract]
Other liabilities	86,070		88,403
Trade payables	1,004,216		836,204
Derivative financial liabilities	0		0
Finance lease liabilities	294,103		338,765
Borrowings	1,722,893		2,188,674
Total Liabilities	3,107,282		3,452,046
Amortized cost
Financial assets [abstract]
Receivables	153,527		406,370
Derivative financial instruments	0		0
Trade receivables	918,438		950,569
Other investments	579,917		176,470
Cash and cash equivalents	278,862		320,088
Total Assets	1,930,744		1,853,497
Assets at fair value through profit or loss
Financial assets [abstract]
Receivables	0		0
Derivative financial instruments	1,572		1,196
Trade receivables	0		0
Other investments	2,629		0
Cash and cash equivalents	259,020		199,877
Total Assets	263,221		201,073
Assets at fair value through OCI
Financial assets [abstract]
Receivables	0		0
Derivative financial instruments	0		0
Trade receivables	0		0
Other investments	233,611		38,803
Cash and cash equivalents	0		0
Total Assets	$ 233,611		$ 38,803

[1]	It includes restricted cash of $54, $69 and $2,216 as of December 31, 2020, 2019 and 2018, respectively. In addition, the Company had other investments with a maturity of more than three months for $813,527, $212,271 and $44,529 as of December 31, 2020, 2019 and 2018, respectively.